Balance Sheet - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	R$ 5,459	R$ 5,842
Trade receivables	1,199	570
Inventories	6,664	6,467
Recoverable taxes	1,100	1,055
Derivative financial instruments	48	27
Other accounts receivable	146	123
Total current assets	14,616	14,084
Assets held for sale		95
Total current assets	14,616	14,179
Non-current assets
Recoverable taxes	573	927
Deferred income tax and social contribution	171	6
Derivative financial instruments	226	155
Related parties	23	252
Restricted deposits for legal proceedings	44	56
Other accounts receivable	118	9
Investments	864	833
Property, plant and equipment	13,148	11,582
Intangible assets	5,172	5,000
Right-of-use assets	8,222	7,619
Total non-current assets	28,561	26,439
Total assets	43,177	40,618
Current liabilities
Trade payables, net	9,759	8,538
Trade payables – Agreements	1,459	2,039
Trade payables – Agreements – Acquisition of hypermarkets	892	2,422
Borrowings	36	829
Debentures and promissory notes	2,079	431
Payroll and related taxes	624	584
Lease liabilities	532	435
Related parties		201
Taxes payable	298	265
Deferred revenues	418	328
Dividends and interest on own capital payable		111
Other accounts payable	328	233
Total current liabilities	16,425	16,416
Non-current liabilities
Trade payables, net	38
Trade payables – Agreements – Acquisition of hypermarkets		780
Borrowings	1,947	737
Debentures and promissory notes	11,122	10,594
Provision for legal proceedings	263	165
Related parties		60
Lease liabilities	8,652	7,925
Deferred revenues	37	31
Other accounts payable	63	14
Total non-current liabilities	22,122	20,306
Shareholders´ equity
Share capital	1,272	1,263
Capital reserves	56	36
Earnings reserves	3,309	2,599
Other comprehensive income	(7)	(2)
Total shareholders’ equity	4,630	3,896
Total liabilities and shareholders’ equity	R$ 43,177	R$ 40,618